SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                   FORM 12B-25

                           NOTIFICATION OF LATE FILING

     [ ] Form 10-K and Form 10-KSB     [ ] Form 11-K

     [ ] Form 20-F   [X] Form 10-Q and Form 10-QSB     [ ] Form N-SAR

     For the period ended September 30, 2002

     [ ] Transition Report on Form 10-K and Form 10-KSB

     [ ] Transition Report on Form 20-F

     [ ] Transition Report on Form 11-K

     [ ] Transition Report on Form 10-Q and Form 10-QSB

     [ ] Transition Report on Form N-SAR

     For the transition period ended:  N/A

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of filing checked above, identify the item(s) to which the notification relates: N/A


                                     PART I
                             REGISTRANT INFORMATION

     Full name of registrant:  NuWay Medical, Inc.

     Former name if applicable: NuWay Energy, Inc.; Latin American Casinos, Inc.; Repossession Auction, Inc.

     Address of principal executive office:  23461 South Pointe Drive, Suite 200

     City, state and zip code:  Laguna Hills, California 92653

                                     PART II
                             RULE 12B-25(B) AND (C)

     If the subject report could not be filed without reasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

               (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

  [X]          (b)  The subject  annual  report, semi-annual report, transition report on Form 10-K, Form 20-F or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form10-Q, Form-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

               (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

     State below in reasonable detail the reasons why Form 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-QSB, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.

               The registrant is unable to file its quarterly report on Form 10-QSB for the period ending September 30, 2002, within the prescribed time period because of a delay in providing financial information to the registrant's auditors as a result of registrant's delay in compiling such information as a result of changes in management.


                                     PART IV
                                OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification:

                                 Dennis Calvert
                                  949.454.9011



     (2) Have all other period reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

                                             [X] Yes [ ] No

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject or portion thereof?

                                             [ ] Yes [X] No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made. N/A

                               NuWay Medical, Inc.
                 ----------------------------------------------
                  (Name of Registrant as Specified in Charter)

     Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 14, 2002                  By: // Dennis Calvert
                                             -----------------
                                             Dennis Calvert, President